Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings
Short-Term Borrowings

Note 17.  Short-Term Borrowings

	December 31,	December 31,
	2023	2024

	(in thousands)
Secured borrowings	$453,000	503,700
Unused credit lines	$206,483	258,917
Interest rate-secured borrowings	0.3%~0.35%	0.3%~0.35%

As of December 31, 2023 and 2024, cash and time deposits totaling $453,000 thousand and $503,700 thousand are pledged as collateral, respectively.

As of December 31, 2024, unused credit lines will expire between January 2025 and October 2025. Among the unused credit lines, $92,201 thousand will expire before the end of March 2025, and $146,800 thousand belonging to the parent company, Himax Technologies, Inc., needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2023	$—	369,300
Change from financing activities:
Proceeds from borrowings	47,226	1,383,300
Repayments of borrowings	(47,226)	(1,299,600)
Total changes from financing activities	—	83,700
December 31,2023	—	453,000
Change from financing activities:
Proceeds from borrowings	—	1,780,300
Repayments of borrowings	—	(1,729,600)
Total changes from financing activities	—	50,700
December 31,2024	$—	503,700